GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Major customers) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	11.00%	8.00%	12.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	10.00%	9.00%	10.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	2.00%	3.00%	23.00%